FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March  31, 2006

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check one only):           [ ]  is a restatement
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WIC Advisors, LLC
Address:          650 Fifth Avenue
                  New York, New York 10019

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 259-2655

Signature, Place, and Date of Signing:

/s/    John S. Orrico      New York, New York         4/17/2006
    [Signature]               [City, State]             [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       42

Form 13F Information Table Value Total:                       $   1,788
                                                              (thousands)


List of Other Included Managers:

                                      NONE

COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8
--------------              --------      ---------  -----------  --------- ---  ----  ----------  --------  ------------------
NAME OF ISSUER              TITLE OF      CUSIP      FAIR MARKET  SHARES OR SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
                            CLASS         NUMBER     VALUE        PRINCIPAL PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                                     (000'S)      AMOUNT
--------------              --------      ---------  -----------  --------- ---  ----  ----------  --------  ----  ------  ----
ADVANCED MAGNETICS INC      COM           00753P103           77       2000 SH               SOLE            2000
ADVANCED POWER TECHNOLOGY   COM           00761E108           35       2390 SH               SOLE            2390
ALBERTSON'S INC             COM           013104104           64       2500 SH               SOLE            2500
ALLTEL CORP                 COM           020039103           32        500 SH               SOLE            500
BURLINGTON RESOURCES INC    COM           122014103           36        390 SH               SOLE            390
CARNIVAL CORP               PAIRED CTF    143658AV4           95       2000 SH               SOLE            2000
CONEXANT SYSTEM             COM           207142100           44      12680 SH               SOLE            12680
DIGITAL ANGEL CORP          COM           253830103            9       2000 SH               SOLE            2000
DRDGOLD LTD                 SPONSORED ADR 26152H103           10       6500 SH               SOLE            6500
DUKE ENERGY CORP            COM           264399EJ1           58       2000 SH               SOLE            2000
DURATEK INC                 COM           26658Q102           55       2514 SH               SOLE            2514
EL PASO CORP                COM           28336L109           24       2000 SH               SOLE            2000
ENCORE MED CORP             COM           29256E109           34       6691 SH               SOLE            6691
ENTERPRISE PRODS
  PARTNERS L                COM           293792107           74       3000 SH               SOLE            3000
EUROZINC MNG CORP           COM           298804105           26      15000 SH               SOLE            15000
EXCEL TECHNOLOGY INC        COM           30067T103           60       2046 SH               SOLE            2046
FAIRMONT HOTELS             COM           305204109           16        350 SH               SOLE            350
FIRST MIDWEST BANCORP DEL   COM           320867104           55       1500 SH               SOLE            1500
GENCORP INC                 COM           368682100           41       2000 SH               SOLE            2000
IDENTIX INC                 COM           451906101           35       4400 SH               SOLE            4400
INTRADO INC.                COM           46117A100           21        800 SH               SOLE            800
IVILLAGE INC                COM           46588H105           44       5200 SH               SOLE            5200
J JILL GROUP INC            COM           466189107           24       1000 SH               SOLE            1000
KERZNER INTERNATIONAL LTD   SHS           P6065Y107           78       1000 SH               SOLE            1000
LIBERTY GLOBAL INC          COM SER A     530555101           61       3000 SH               SOLE            3000
LUCENT TECHNOLOGIES INC     COM           549463107           31      10000 SH               SOLE            10000
MATRIXONE INC.              COM           57685P304           82      11450 SH               SOLE            11450
MAYTAG CORP                 COM           578592107            0         25 SH   PUT         SOLE            25
MERISTAR HOSPITALITY CORP   COM           58984Y103           56       5400 SH               SOLE            5400
NORTH FORK
  BANCORPORATION NY         COM           659424105           58       2000 SH               SOLE            2000
PANACOS PHARMACEUTICALS INC COM           69811Q106           11       1500 SH               SOLE            1500
PRIVATE BUSINESS INC        COM NEW       74267D203           17      10000 SH               SOLE            10000
SEAGATE TECHNOLOGY          SHS           G7945J954           79       3000 SH               SOLE            3000
SEGUE SOFTWARE INC          COM           815807102           24       2760 SH               SOLE            2760
SILVER WHEATON CORP         COM           828336107          160      15000 SH               SOLE            15000
STEWART & STEVENSON         COM           860370105           22        600 SH               SOLE            600
SYMBOL TECHNOLOGIES INC     COM           871508107           11       1000 SH               SOLE            1000
TERRA INDS INC              COM           880915103           28       4000 SH               SOLE            4000
TRANSMONTAIGNE INC          COM           893934109           39       4000 SH               SOLE            4000
WATER PIK TECHNOLOGIES INC  COM           94113U100           11        400 SH               SOLE            400
X-RITE INC                  COM           983857103           13       1000 SH               SOLE            1000
XENOGEN CORPORATION         COM           98410R108           38       9500 SH               SOLE            9500